Related Party Transactions - Summary of Significant Transactions between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Receivables from related parties	$ 1,584.0	$ 715.3		$ 51.5
Payables to related parties	1,642.6	1,437.2		53.4
Other receivables from related parties	69.0	61.5		$ 2.3
Global Unichip Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	1,471.4	597.8
Xintec Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	112.6	117.5
Payables to related parties	1,047.4	725.3
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	386.0	349.2
Other receivables from related parties	68.3	50.4
Vanguard International Semiconductor Corporation [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	190.6	357.2
Other receivables from related parties	0.7	11.1
Associates [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	15,351.5	8,475.9	$ 8,129.8
Purchases	6,423.9	7,569.8	7,606.4
Contract liabilities	1,075.7	726.4
Manufacturing expenses	6,011.5	5,459.9	$ 5,440.0
Other related parties [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 18.6	$ 5.5